SEGMENT AND GEOGRAPHIC INFORMATION - Non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	€ 29,495	€ 28,034
Germany
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	28,058	25,833
China
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	966	1,741
Other
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	€ 471	€ 460